Stockholders' Equity (Deficit) (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	5.75 years

Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	2 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Outstanding Options	Weighted Average Exercise Price

Balance, December 31, 2011	2,420,000	0.0679
Granted Q1, 2012	2,495,325	0.3292
Granted Q2, 2012	6,608,218	0.1536
Forfeited Q2, 2012	(1,980,333)	0.0679
Granted Q3 2012	770,000	0.7825
Forfeited Q3 2012	(375,000)	0.0679
Balance, September 30, 2012	9,938,210	0.2459
Exercisable at 9/30/12	7,440,158	0.1841
Stock Option Activity
	Outstanding Options	Weighted Average Exercise Price
Balance, December 31, 2010	320,825	0.001
Granted	2,420,000	0.0679
Exercised	0	0
Cancelled	(320,825)	0.001
Balance, December 31, 2011	2,420,000	$ 0.0679
Exercisable at 12/31/11	302,500	$ 0.0679

Non-vested at 12/31/11	2,117,500	$ .0679

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Restricted Shares Activity:
Restricted shares issued as of December 31, 2011	1,870,940
Granted during three months ended March 31, 2012	200,000
Granted during three months ended June 30, 2012	13,085,842
Forfeited during three months ended June 30, 2012	(1,700,115)
Granted during three months ended September 30, 2012	0
Forfeited during three months ended September 30, 2012	0
Total Restricted Shares Issued at September 30, 2012	13,456,667
Vested at June 30, 2012	(160,412)
Unvested restricted shares as of September 30, 2012	13,296,255

Restricted Shares activity:
Restricted shares issued as of December 31, 2010	6,737,322
Granted prior to Reverse Merger	2,566,599
Granted subsequent to Reverse Merger	1,870,940
Expired and forfeited	(2,887,424)
Converted as part of the Reverse Merger	(6,416,497)
Vested	(80,206)
Unvested restricted shares as of December 31, 2011	1,790,734